FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Foreign Currency Translation [Abstract]
Summary of Brookfield Renewables foreign currency translation
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2021	2020	2019
Foreign currency translation on
Property, plant and equipment, at fair value	12	$(1,510)	$(604)	$49
Goodwill	18	(121)	(20)	(10)
Borrowings	14	436	(219)	(133)
Deferred income tax liabilities and assets	11	318	35	(32)
Other assets and liabilities		18	(32)	35
		$(859)	$(840)	$(91)